Comparative Data - Cash Flow (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017
OPERATING ACTIVITIES
Net income (loss)	$ 72,530	$ (66,476)	$ (21,268)	$ 112,319	$ 48,100	$ (180,530)	$ (10,876)	$ 108,707	$ 58,549	$ 97,105	$ (34,599)	$ (24,150)	$ 137,495
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Depreciation and amortization					34,948				33,646	142,565	136,373	135,071	129,428
Amortization of:
Other regulatory assets and liabilities — net					1,859				1,634	8,491	7,142	6,917	6,422
Debt related costs					382				401	1,501	1,561	1,580	1,448
Deferred income taxes — net					7,636				7,604	18,741	(25,530)	(25,561)	79,585
Accrued/deferred pension and other post-retirement benefit cost					1,119				1,557	2,190	7,324	7,761	14,845
Compensation expense related to stock-based awards					1,353				4,518	3,626	15,902	19,067	16,153
Provision for doubtful accounts					5,940				3,928	17,266	22,236	20,224	14,484
Impairment loss					2,453				0	2,042	40,422	37,969	0
Unrealized (gain) loss on derivative contracts					4,200				1,446	(5,429)	(7,625)	(10,379)	(48,950)
Amortization of investment tax credits					(165)				(179)	(658)	(688)	(702)	(751)
Other non-cash charges (credits)—net					(453)				(197)	2,436	(2,706)	(2,450)	(1,592)
Changes in operating assets and liabilities					(201,840)				(141,364)	(86,547)	(103,526)	(43,050)	(141,238)
Net Cash Provided by (Used In) Operating Activities					(94,468)				(28,457)	203,329	56,286	122,297	207,329
FINANCING ACTIVITIES
Capital contributions from parent					100,000				100,000	0	402,728	402,728	0
Long-term debt issued					0				0	298,482	0	0	195,556
Long-term debt retired					(50,000)				0	(50,000)	(50,000)	0	0
Debt issuance costs					0				(236)	(3,130)	(130)	(366)	(661)
Long-term commercial paper issued (retired) — net					0				0	100,000	0	0	0
Notes payable issued (retired) — net					200,999				39,000	3,483	134,001	(27,998)	81,000
Project financing					0				0	0	53,018	53,018	9,314
Dividends on common stock and preferred stock					24,078				22,166	100,736	90,820	88,908	87,118
Payment for preferred stock extinguishment					0				0	(28,729)	0	0	0
Other financing activities—net					0				(6,197)	0	0	(6,197)	(1,982)
Net Cash Provided by Financing Activities					226,921				110,401	219,370	448,797	332,277	196,109
INVESTING ACTIVITIES
Capital expenditures (excluding AFUDC)					126,013				75,293	432,974	443,550	392,830	403,438
Insurance proceeds related to investing properties					0				0	0	3,238	3,238	0
Net Cash Used in Investing Activities					(126,013)				(75,293)	(432,974)	(440,312)	(389,592)	(403,438)
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH					6,440				6,651	(10,275)	64,771	64,982	0
Cash, Cash Equivalents, and Restricted Cash at Beginning of the Year				71,423	64,983			6,652	1	71,423	6,652	1	1
Cash, Cash equivalents and Restricted Cash at End of the Year	61,148				71,423	64,983			6,652	61,148	71,423	64,983	1
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (refunded) — net					3,782				(958)	15,623	1,757	(2,983)	0
Interest paid					4,982				2,977	57,922	59,041	57,036	50,539
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Extinguishment of project debt financing					(53,018)				0	(15,460)	(81,330)	(28,312)	(27,927)
Capital expenditure accruals included in accounts payable and other accrued liabilities					33,245				25,325	26,590	33,245	53,367	37,049
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents														$ 17,069	$ 6,082	$ 1	$ 6,652	$ 1
Restricted cash included in Current assets-Other														19,464	20,207	20,207	0	0
Restricted cash included in Deferred charges and other assets — Other														24,615	45,134	44,775	0	0
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 61,148			$ 71,423	$ 71,423	$ 64,983		$ 6,652	$ 6,652	$ 71,423	$ 6,652	$ 1	$ 1	$ 61,148	$ 71,423	$ 64,983	$ 6,652	$ 1